Offerings - Offering: 1	Oct. 01, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	321,027
Maximum Aggregate Offering Price	$ 15,513,629.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,142.43
Offering Note	(1) Shares of Registrant's common stock issuable upon exercise of options outstanding under the Guaranty Bancshares, Inc. 2015 Equity Incentive Plan (the "Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the Registrant's common stock that may become issuable under the Plan as the result of any future stock split, stock dividend or similar adjustment of the Registrant's outstanding common stock. Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the proposed maximum offering price per share and proposed maximum aggregate offering price are based on the reported average of the high and low prices of the Registrant's common stock as reported on the New York Stock Exchange on October 1, 2025. (2) Pursuant to Rule 457(h) under the Securities Act, the aggregate offering price and the registration fee have been computed upon the basis of the aggregate price for which outstanding options to purchase Registrant's common stock pursuant to the Plan may be exercised.